SEGMENT REPORTING (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 24, 2011	Jun. 25, 2011	Mar. 26, 2011	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010
SEGMENT REPORTING [Abstract]
Number of reporting segments									5
Segment Reporting Information [Line Items]
Net sales to outside customers	$ 470,763	$ 533,366	$ 593,693	$ 457,111	$ 422,023	$ 468,941	$ 544,139	$ 387,233	$ 2,054,933	$ 1,822,336	$ 1,890,851
Intersegment net sales									95,926	131,401	166,842
Interest expense									4,053	3,732	3,549
Amortization expense									2,918	5,183	6,919
Depreciation expense									30,461	30,804	30,429
Segment operating profit (loss)									44,528	12,011	30,289
Segment assets	860,540				764,007				860,540	764,007	789,396
Capital expenditures									30,344	32,932	26,950
Percentage of sales to a single customer (in hundredths)									18.00%	23.00%	28.00%
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales									2,054,933	1,822,336	1,890,851
Long-Lived Tangible Assets	237,610				237,847				237,610	237,847	233,606
Product Information [Line Items]
Total Gross Sales									2,086,005	1,857,414	1,922,142
Sales allowances									(31,072)	(35,078)	(31,291)
Net Sales	470,763	533,366	593,693	457,111	422,023	468,941	544,139	387,233	2,054,933	1,822,336	1,890,851
Value-Added Sales [Member]
Product Information [Line Items]
Percentage of sales (in hundredths)	58.70%				58.80%				58.70%	58.80%	58.60%
Total Gross Sales									1,223,949	1,092,615	1,125,726
Value-Added Sales [Member] | Trusses - Residential, Modular and Manufactured Housing [Member]
Product Information [Line Items]
Total Gross Sales									185,939	148,715	167,165
Value-Added Sales [Member] | Fencing [Member]
Product Information [Line Items]
Total Gross Sales									125,887	145,486	162,314
Value-Added Sales [Member] | Decking and Railing - Composite, Wood and Other [Member]
Product Information [Line Items]
Total Gross Sales									123,935	126,832	162,699
Value-Added Sales [Member] | Turn-key Framing and Installed Sales [Member]
Product Information [Line Items]
Total Gross Sales									137,633	120,317	117,340
Value-Added Sales [Member] | Industrial Packaging and Components [Member]
Product Information [Line Items]
Total Gross Sales									199,595	174,057	142,369
Value-Added Sales [Member] | Engineered Wood Products [Member]
Product Information [Line Items]
Total Gross Sales									50,703	41,313	46,069
Value-Added Sales [Member] | Manufactured Brite and Other Lumber [Member]
Product Information [Line Items]
Total Gross Sales									56,991	49,355	50,540
Value-Added Sales [Member] | Wall Panels [Member]
Product Information [Line Items]
Total Gross Sales									23,584	19,049	26,093
Value-Added Sales [Member] | Outdoor DIY Products [Member]
Product Information [Line Items]
Total Gross Sales									38,916	40,716	46,610
Value-Added Sales [Member] | Construction and Building Materials [Member]
Product Information [Line Items]
Total Gross Sales									125,446	94,768	73,629
Value-Added Sales [Member] | Lattice - Plastic and Wood [Member]
Product Information [Line Items]
Total Gross Sales									38,005	42,792	45,819
Value-Added Sales [Member] | Manufactured Brite and Other Panels [Member]
Product Information [Line Items]
Total Gross Sales									61,013	39,772	37,046
Value-Added Sales [Member] | Siding, Trim and Moulding [Member]
Product Information [Line Items]
Total Gross Sales									24,996	20,088	19,469
Value-Added Sales [Member] | Hardware [Member]
Product Information [Line Items]
Total Gross Sales									13,350	12,094	12,204
Value-Added Sales [Member] | Manufactured Treated Lumber [Member]
Product Information [Line Items]
Total Gross Sales									11,566	11,749	11,706
Value-Added Sales [Member] | Manufactured Treated Panels [Member]
Product Information [Line Items]
Total Gross Sales									6,336	5,418	4,562
Value-Added Sales [Member] | Other [Member]
Product Information [Line Items]
Total Gross Sales									54	94	92
Commodity-Based Sales [Member]
Product Information [Line Items]
Percentage of sales (in hundredths)	41.30%				41.20%				41.30%	41.20%	41.40%
Total Gross Sales									862,056	764,799	796,416
Commodity-Based Sales [Member] | Other [Member]
Product Information [Line Items]
Total Gross Sales									8,118	7,767	5,851
Commodity-Based Sales [Member] | Non-manufactured Brite and Other Lumber [Member]
Product Information [Line Items]
Total Gross Sales									348,083	304,070	315,634
Commodity-Based Sales [Member] | Non-manufactured Treated Lumber [Member]
Product Information [Line Items]
Total Gross Sales									285,929	285,340	305,756
Commodity-Based Sales [Member] | Non-manufactured Brite and Other Panels [Member]
Product Information [Line Items]
Total Gross Sales									194,144	144,236	147,845
Commodity-Based Sales [Member] | Non-manufactured Treated Panels [Member]
Product Information [Line Items]
Total Gross Sales									25,782	23,386	21,330
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales									2,005,740	1,779,909	1,844,289
Long-Lived Tangible Assets	220,513				221,269				220,513	221,269	218,533
Foreign [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales									49,193	42,427	46,562
Long-Lived Tangible Assets	17,097				16,578				17,097	16,578	15,073
Eastern and Western [Member]
Segment Reporting Information [Line Items]
Net sales to outside customers									1,635,178	1,486,058	1,566,094
Intersegment net sales									62,806	77,858	104,186
Interest expense									373	440	424
Amortization expense									1,667	3,571	4,492
Depreciation expense									17,762	19,036	20,140
Segment operating profit (loss)									60,573	28,198	35,515
Segment assets	588,567				520,506				588,567	520,506	525,482
Capital expenditures									15,411	14,870	14,205
Product Information [Line Items]
Net Sales									1,635,178	1,486,058	1,566,094
Site-Built [Member]
Segment Reporting Information [Line Items]
Net sales to outside customers									222,824	183,120	179,113
Intersegment net sales									20,396	24,907	17,482
Interest expense									0	154	45
Amortization expense									0	0	96
Depreciation expense									2,054	2,380	2,509
Segment operating profit (loss)									1,299	(6,349)	(5,471)
Segment assets	102,923				87,160				102,923	87,160	86,128
Capital expenditures									830	1,007	394
Product Information [Line Items]
Net Sales									222,824	183,120	179,113
All Other [Member]
Segment Reporting Information [Line Items]
Net sales to outside customers									196,931	153,158	145,644
Intersegment net sales									12,724	28,636	45,174
Interest expense									51	0	0
Amortization expense									1,251	1,612	2,331
Depreciation expense									4,286	3,240	3,069
Segment operating profit (loss)									(11,316)	(8,731)	1,400
Segment assets	103,309				82,993				103,309	82,993	80,576
Capital expenditures									11,967	8,856	4,832
Product Information [Line Items]
Net Sales									196,931	153,158	145,644
Corporate [Member]
Segment Reporting Information [Line Items]
Net sales to outside customers									0	0	0
Intersegment net sales									0	0	0
Interest expense									3,629	3,138	3,080
Amortization expense									0	0	0
Depreciation expense									6,359	6,148	4,711
Segment operating profit (loss)									(6,028)	(1,107)	(1,155)
Segment assets	65,741				73,348				65,741	73,348	97,210
Capital expenditures									2,136	8,199	7,519
Product Information [Line Items]
Net Sales									$ 0	$ 0	$ 0